REVENUES (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Product sales and services	$ 32,711	$ 3,960
Deferred Revenue	32,100
Bloxiverz [Member]
Sales Revenue, Goods, Gross	74,500	$ 4,700
Deferred Revenue	30,700		$ 7,000
Vazculep [Member]
Deferred Revenue	$ 1,400		$ 2,700